SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
AVAILABLE-FOR-SALE INVESTMENTS
Short-term investments	$ 186,282	¥ 1,212,006		¥ 218,940
AFS investments
AVAILABLE-FOR-SALE INVESTMENTS
Aggregate cost basis		1,061,354		218,940
Gross unrealized holding losses		(12,309)
Aggregate fair value	161,235	1,049,045	$ 31,534	218,940
Short-term investments	161,235	1,049,045	$ 31,534	¥ 218,940
Reverse repurchase agreements
AVAILABLE-FOR-SALE INVESTMENTS
Short-term investments	$ 25,047	¥ 162,961